Notes Payable - Additional Information (Detail)			1 Months Ended			3 Months Ended	4 Months Ended		6 Months Ended		12 Months Ended
	Aug. 13, 2014 USD ($) shares	Jul. 15, 2014 USD ($)	May. 27, 2015 USD ($) $ / shares shares	Dec. 02, 2014 USD ($)	Mar. 26, 2013 USD ($) $ / shares shares	Mar. 31, 2015	May. 02, 2014 USD ($)	Dec. 18, 2013 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Oct. 15, 2015	May. 29, 2015 shares	May. 11, 2015 USD ($)	May. 08, 2014 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount											$ 83,333
Rate of interest													10.00%
Warrants aggregate grant date fair value											389,608	$ 224,313
Debt instrument, face amount	$ 4,000,000										$ 7,500
Warrants to purchase common stock | shares											116,535	20,180
Loss on extinguishment of note payables, net									$ 26,029	$ 49,094	$ 49,094	$ 7,200
Accrued loan interest											108,059
Shares and warrants issued for cash (in shares) | shares	27,500
Common stock aggregate grant date fair value											74,029	3,704
Stock issued, amount									$ 1,051,000		$ 2,605,000	905,000
Warrant Issued During Period Relative Fair Value												$ 112,239
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									41,549		9,500	20,125
Debt Instrument Annual Principal Payment											$ 117,500
Debt Instrument Periodic Payment Interest											15,000
Debt Instrument, Periodic Payment, Principal											175,000
Proceeds from Notes Payable									$ 515,000	670,000	795,000	$ 1,454,000
Debt Instrument, Convertible, Beneficial Conversion Feature									10,690	41,384	$ 92,370	0
Debt Instrument, Interest Rate During Period											15.00%
Payments for royalties											$ 100,000
Debt Conversion, Original Debt, Amount											$ 30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 15.00
Debt Instrument, Maturity Date Range, Start	Jul. 31, 2014										Dec. 31, 2014
Debt Instrument, Maturity Date Range, End	Dec. 31, 2014										Jun. 30, 2015
Amortization Of Debt Discount (Premium)									140,884	244,435	$ 464,470	405,531
Stock Issued During Period, Value, Issued in Exchange of Notes Payable, Principal Amount											71,000
Stock Issued During Period, Value, Issued in Exchange of Notes Payable, Interest Amount											$ 4,260
Stock Issued During Period, Shares, Issued in Exchange of Notes Payable | shares											12,339
Warrants Issued During Period, Number of Warrants1 | shares											5,000
Payments under Research and Development Agreements											$ 113,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares											11,219
Cash Proceeds From Research Agreements		$ 89,063
Class of Warrant or Right, Outstanding | shares														5,000
Gains (Losses) On Extinguishment Of Debt									$ (26,029)	$ (49,094)	$ (49,094)	$ (7,200)
Class Of Warrant Or Rights Expiration Date			Dec. 31, 2017			Dec. 31, 2015
Warrants
Debt Instrument [Line Items]
Warrants aggregate grant date fair value											$ 29,800
Common Stock [Member]
Debt Instrument [Line Items]
Shares and warrants issued for cash (in shares) | shares									180,167		433,600	42,030
Stock issued, amount									$ 180		$ 434	$ 42
Debt Instrument, Convertible, Beneficial Conversion Feature									0		0
Notes Payable
Debt Instrument [Line Items]
Debt Instrument Annual Principal Payment											225,000
Debt Instrument, Increase, Accrued Interest											$ 13,565
Conversion of Stock, Shares Issued | shares											60,138
Notes Payable | Cayman
Debt Instrument [Line Items]
Debt instrument, face amount					$ 3,550,000
Other Notes Payable
Debt Instrument [Line Items]
Debt instrument, face amount									244,000
Amortization Of Debt Discount (Premium)									44,000
Proceeds from Convertible Debt									$ 200,000
First Maturity Date
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal				$ 41,667
Second Maturity Date
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal				41,667
Third Maturity Date
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal				$ 41,666
Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									15,249
Minimum
Debt Instrument [Line Items]
Warrants exercise price | $ / shares											$ 6.00	$ 30.00
Debt Instrument, Periodic Payment, Principal											$ 752,500
Debt Instrument, Increase, Accrued Interest											$ 90,000
Percentage of royalty payments											0.50%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 10.00	18.80
Minimum | Notes Payable
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares											2.80
Maximum
Debt Instrument [Line Items]
Warrants exercise price | $ / shares											$ 15.00	80.00
Debt Instrument, Periodic Payment, Principal											$ 860,559
Debt Instrument, Increase, Accrued Interest											$ 105,000
Percentage of royalty payments											4.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 15.00	50.00
Maximum | Notes Payable
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 5.60
In exchange of notes payable
Debt Instrument [Line Items]
Warrants aggregate grant date fair value											$ 268,997
Warrants exercise price | $ / shares											$ 15.00	$ 30.00
Loss on extinguishment of note payables, net									$ 20,197		$ 50,325	$ 7,200
Shares and warrants issued for cash (in shares) | shares												5,000
Common stock aggregate grant date fair value												$ 417,681
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									25,756
Debt Conversion, Original Debt, Amount									$ 592,874
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 15.00
Amortization Of Debt Discount (Premium)									$ 0		0	0
Stock Issued During Period, Value, Issued in Exchange of Notes Payable, Principal Amount											203,000	404,285
Stock Issued During Period, Value, Issued in Exchange of Notes Payable, Interest Amount											$ 15,672	$ 6,196
Stock Issued During Period, Shares, Issued in Exchange of Notes Payable | shares											42,735	40,925
Warrants Issued During Period, Number of Warrants1 | shares											5,000	2,250
Gains (Losses) On Extinguishment Of Debt									$ (20,197)		$ (50,325)	$ (7,200)
Debt Conversion, Converted Instrument, Shares Issued | shares									103,030
Accrued Interest Converted Into Stock									$ 25,296
Warrants and Rights Outstanding									92,725
Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount							$ 175,000	$ 281,000
Rate of interest				10.00%			12.00%	12.00%
Debt instrument, face amount									315,000
Loss on extinguishment of note payables, net									$ 504		1,231
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									17,700
Debt instrument conversion period description								The conversion price of the convertible notes is equal to the greater of (a) 55-65% (depending on the specific note) of the fair value of the Company’s common stock or (b) $1.00 per share. As of December 31, 2013, the convertible notes were not convertible. The Company evaluated the conversion options and determined that bifurcation was not necessary in accordance with ASC 815. The beneficial conversion features will be accounted for, if necessary, at the commitment date.
Debt instrument, new proceeds							$ 170,000	$ 271,000
Debt Instrument Unamortized Discount									$ 54,415
Debt Instrument Annual Principal Payment							30,000	60,000			30,000	60,000
Debt Instrument issued for consideration							25,000	50,000			25,000	50,000
Debt Instrument Periodic Payment Interest							5,000	10,000			5,000	10,000
Debt Instrument, Periodic Payment, Principal							$ 145,000	$ 221,000
Debt Instrument, Frequency of Periodic Payment							The convertible notes were initially payable 3-12 months from the date of issuance	Convertible Notes were initially payable 2-6 months from the date of issuance.
Proceeds from Notes Payable				$ 125,000			$ 175,000	$ 281,000
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 145,000	171,000
Debt Instrument Convertible Number of stock to holders								$ 110,000
Debt Instrument, Increase, Accrued Interest											3,646
Debt instrument, interest rate, effective percentage								100.00%
Debt Conversion, Original Debt, Amount									$ 158,333
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 10.00
Amortization Of Debt Discount (Premium)									$ 0		$ 0	$ 0
Conversion of Stock, Shares Issued | shares											29,102
Debt Instrument Issue Description
(a) 55%-60% (depending on the particular note) of the fair value of the Company’s stock or (b) $1.00 per share. The remaining $30,000 is convertible into shares of the Company’s common stock at the election of the holder any time after September 10, 2014 at the lesser of (a) $10.00 per share or (b) 65% of the fair value of the Company’s common stock, but with a floor of $1.00 per share.

Proceeds from Convertible Debt									75,000
Gains (Losses) On Extinguishment Of Debt									$ (504)		$ (1,231)
Debt Instrument, Convertible, Terms of Conversion Feature									The convertible notes are convertible into shares of the Company's common stock during the five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to the greater of (a) a range of 62% to 65% of the fair value of the Company's common stock or (b) $3.00 per share.
Original Debt Accrued Interest Converted Into Stock									$ 11,732
Debt Conversion Original Debt Shares Issued | shares									34,869
Conversion Debt Accrued Interest Converted Into Stock									$ 827
Debt Conversion, Converted Instrument, Shares Issued | shares									3,600
Convertible Notes | Common Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount									$ 16,667
Convertible Notes | Minimum
Debt Instrument [Line Items]
Rate of interest									10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 4.44		$ 3.80
Convertible Notes | Maximum
Debt Instrument [Line Items]
Rate of interest									12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 5.16		$ 4.40
Waiver
Debt Instrument [Line Items]
Aggregate principal amount					450,000
Accrued loan interest					$ 213,000
Bermuda Lender
Debt Instrument [Line Items]
Aggregate principal amount																$ 500,000
Scheduled maturity date of the note					Jul. 31, 2014
Warrants aggregate grant date fair value					$ 457,826
Debt instrument, face amount			$ 4,410,937
Warrants to purchase common stock | shares					20,000
Warrants exercise price | $ / shares					$ 50.00
Loss on extinguishment of note payables, net									$ (5,327)
Shares and warrants issued for cash (in shares) | shares					30,000
Stock issued, amount					$ 480,000
Fair value Of warrants					$ 250,000
Stock issued during period shares in connection with accrued and unpaid interest | shares					13,313
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			186,682
Debt instrument, interest rate, effective percentage					11.00%											15.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 15.00
Amortization Of Debt Discount (Premium)	$ 121,000										$ 99,000
Debt Default, Short-term Debt, Amount															$ 316,297
Interest Payable			$ 69,436
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights Grant Date Fair Value			$ 672,056
Gains (Losses) On Extinguishment Of Debt									$ 5,327
Bermuda Lender | Common Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments			746,730
Class of Warrant or Right, Outstanding | shares									40,000
Bermuda Lender | Cayman
Debt Instrument [Line Items]
Aggregate principal amount											$ 22,500				$ 410,938
Bermuda Lender | Notes Payable | Cayman
Debt Instrument [Line Items]
Aggregate principal amount					$ 450,000
Debt instrument, face amount					$ 4,000,000